Property and equipment, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and equipment, net
(13)	Property and equipment, net

The main additions corresponds to:

•

Flight equipment: During the year ended December 31, 2018, the Group acquired two aircraft A-330-300, two aircraft A321-200, one aircraft B-787 and one aircraft 320 under financial leasing, in the amount of $441,175. During the year ended December 31, 2017, the Group acquired ten A-318 aircraft and one A-320, which were previously operating leases. Additionally, one aircraft B787-8, one aircraft A-300F and two A320NEO aircraft under financial leasing, valued at $ 337,083.

•

Capitalized maintenance: Additions reported for the year ended December 31, 2018 and 2017 correspond mainly to major repairs of the fuselage for $16,441 and $27,821, respectively, and major engine repairs for $197,674 and $143,786, respectively.

•

Reimbursement of predelivery payments: In the item of aircraft advances, as of December 31, 2018 and 2017, the Group capitalized loan costs of $16,355 at an average interest rate of 7.16% and $10,443 at an interest rate average of 7.30%, respectively. In addition, the Group made pre-delivery payments (“PDPs”) of 29 orders with Airbus and Boeing for the twelve months of 2018.

•	Others: During the year ended December 31, 2018, the following capitalizations can be highlighted:

•	Charges associated with the phase V project transfer to El Dorado International Airport and expansion of the VIP Room for $4,267

•	Assembly of multimedia equipment in airplanes for $5,610

•	Furniture and office equipment for $726.

•	Aeronautical training and emergency practices (ATR Gate), originating a higher value of the A320 TRU flight simulator for $886.

•

Charges associated with the repair of roofs, improvements to the internal structure and surrounding land of Hangar II, located on the Bogota air bridge for $ 607. Charges associated with the adaptation of the new VIP Lounge at the Alfonso Bonilla International Airport and adaptation of the Santa Marta VIP Lounge Simón Bolivar International Airport for $ 295 and $ 207 respectively. Closed Circuit Television - CCTV for phases IV, V and VIP Room El Dorado International Airport for $ 270.

•

During the year ended December 31, 2018, $25,963 was capitalized for the purchase and installation of an Airbus A320 MSN 2605 flight simulator installed in the CEO. The cost includes tariffs and taxes. It is used for personnel training.

•

During the year ended December 31, 20187, the Hangar MRO of Avianca in the Jose Maria Cordova International Airport of the municipality of Rionegro, ended with a total cost of $43,443, which consists of hangars and specialized workshops for the repair of aircraft components, as well as infrastructure for the taxing of aircraft, spare parts warehouses and training rooms.

During the year ended December 31, 2018, the Group obtained a gain of $70,070 related to sale and leaseback transactions:

•

Transaction results in a financial lease: $53,990 was recognize as financial leasing and it has been deferred and will be amortized over the term of financing, $4,747 were recognized in the consolidated statement of comprehensive income, as amortization.

•	Transaction results in an operating lease: $16,080 was recognize as a loss in the consolidated statement of comprehensive income.

Impairment

In 2018, the impairment loss of $38,881 represented:

•

Impairment of fleet Embraer E-190 $38,881: The write-down has been the result of the decision to start withdrawing our Embraer-190 fleet in 2019, in the search for fleet standardization, generating benefits and operating efficiencies. This was recognized in the consolidated statements of comprehensive income. The amount of impairment as of December 31, 2018 was based on the fact that this type of fleet had a very significant decrease in market value in the current year.

Administrative property

The Group uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods. This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Group engaged accredited independent appraisals, to assist management determine the fair value of its land and buildings. Land and buildings were revaluated at December 31, 2018 and 2017.

In order to establish the fair value of real estate as of December 31, 2018, the revaluation of land of $917 and buildings of $(967) originated from the figures determined in the technical studies (valuation) was recognized as a result a final balance of Land is recorded for $54,536 and $79,049 for buildings.

In the year 2018, the Group reduced the revaluation value of lands and building located in Colombia for an amount of $20,448, due to the effect of loss in Colombian peso that affect the fair value of property in relation with our functional currency.

In the area of administrative properties, there are land and buildings valued at $ 14,867 (net), which are located in Venezuela, on which it has not been technically possible to make appraisals taking into account the instability of the market in that country. These assets are measured under the cost model.

If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2018	December 31, 2017
Cost	$102,351	$128,791
Accumulated depreciation	(10,371)	(11,230)

Net carrying amount	$91,980	$117,561

Flight equipment, property and other equipment as of December 31, 2018 and 2017 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397
Additions	516,614	238,597	30,098	111,711	1,615	71,437	970,072
Disposals	(81,381)	(3,632)	(22,843)	(11,014)	(3,546)	(48,165)	(170,581)
Transfers	42	420	(481)	—	—	19	—
Transfers to assets held for sale	—	—	—	—	—	(41,402)	(41,402)
Sale of subsidiaries	—	—	—	—	—	(12,762)	(12,762)
Revaluation	—	—	—	—	(20,448)	—	(20,448)

December 31, 2018	$5,244,160	$791,004	$225,841	$260,000	$135,838	$263,433	$6,920,276

Accumulated depreciation:
December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381
Additions	192,581	95,460	10,742	—	2,310	23,245	324,338
Disposals	(28,188)	(1,264)	(20,918)	—	(2,075)	(1,065)	(53,510)
Impairment	38,881	—	—	—	—	—	38,881
Transfers	143	—	(146)	—	—	3	—
Transfers to assets held for sale	—	—	—	—	—	(9,573)	(9,573)
Sale of subsidiaries	—	—	—	—	—	(7,558)	(7,558)

December 31, 2018	$1,028,191	$364,976	$57,238	$—	$10,789	$145,765	$1,606,959

Net:
December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

December 31, 2018	$4,215,969	$426,028	$168,603	$260,000	$125,049	$117,668	$5,313,317

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2016	$4,450,572	$383,434	203,545	215 097	158,777	274,872	5,686,297
Additions	333,202	171,607	17,271	119,049	2,099	33,828	677,056
Disposals/Transfers	25,111	578	(1,749)	(174,843)	(33,676)	(14,394)	(198,973)
Revaluation	—	—	—	—	31,017	—	31,017

December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397

Accumulated depreciation:
December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368
Additions	177,262	81,616	6,642	—	2,229	25,351	293,100
Disposals	(5,903)	(1,432)	(1,571)	—	(1,081)	(5,100)	(15,087)

December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381

Net:
December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016